Contract liabilities - Summary of contract liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Contract liabilities [abstract]
Current	£ 127	£ 252
Non-current	2,119	1,754
Total contract liabilities	£ 2,246	£ 2,006	£ 1,472